One Year Fee Waiver Or Expense Reimbursement [Member] Annual Fund Operating Expenses - Payden Global Low Duration Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Payden Global Low Duration Fund (Investor Class)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	0.70%
One-year Fee Waiver or Expense Reimbursement | Payden Global Low Duration Fund (Investor Class)
Prospectus [Line Items]
Fee Waiver or Reimbursement	(0.17%)	[2]
Total Annual Fund Operating Expenses After Further One-Year Fee Waiver or Expense Reimbursement | Payden Global Low Duration Fund (Investor Class)
Prospectus [Line Items]
Net Expenses (as a percentage of Assets)	0.53%

[1]
Payden & Rygel (“Payden”) has contractually agreed that, for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) will not exceed 0.70%.

[2]
Payden has contractually agreed to further waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Further One‑Year Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses) exceed 0.53%. This agreement has a one‑year term ending February 28, 2027; it may be renewed and may be amended by approval of a majority of the Fund’s Board of Trustees. The Fund remains liable to Payden for expenses subsidized in any fiscal year up to a maximum of three years from the date of the specific waiver.